                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pegasus Investments, Inc.
                 -------------------------------
   Address:      141 Portland St.
                 -------------------------------
                 Suite  #300
                 -------------------------------
                 Boston MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANDREW D. KOPPERL
         -------------------------------
Title:   PRESIDENT
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew D. Kopperl              Boston, MA           10/23/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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
           Column 1                 Column 2      Column 3    Column 4  Column 5           Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                VALUE    SHRS OR  SH/ PUT/  INVSTMT    OTHER      VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP      (X1000)   PRN AMT  PRN CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
  AMERICAN BK CONN WATERBURY           COM        24327108      3371     109800      SH       SOLE              109800

    AMERICAN INTL GROUP INC            COM        26874107       914      11720      SH       SOLE               11720

         ANCHOR GAMING                 COM        33037102      7632     183900      SH       SOLE              183900

           AT&T CORP                   COM         1957109      5651     292800      SH       SOLE              292800

        BANK PLUS CORP                 COM        64446107      1749     255400      SH       SOLE              255400

    BANK UTD CORP LITIGATN
     CONT TR RT CONTINGENT             RT         65416117       54      201473      SH       SOLE              201473

         BARD C R INC                  COM        67383109      7645     148700      SH       SOLE              148700

          CBE JAN 55                   OPT        2166699M5     1058       750       PUT      SOLE                 750

        CENTURYTEL INC                 COM        156700106     3350     100000      SH       SOLE              100000

        C-MAC INDS INC                 COM        125920108     12305    618000      SH       SOLE              618000

     COMPAQ COMPUTER CORP              COM        204493100     7895     950000      SH       SOLE              950000

         CONECTIV INC                  COM        206829103     10916    464500      SH       SOLE              464500

        COOPER INDS INC                COM        216669101     3110      75000      SH       SOLE               75000

          CPQ APR 7.5                  OPT        2K199W9P1      330      3000       PUT      SOLE                3000

          CTL JAN 35                   OPT        1567009M0      450      1000       PUT      SOLE                1000

         DEAN FOODS CO                 COM        242361103     12885    278600      SH       SOLE              278600

      DEUTSCHE TELEKOM AG              ADR        251566105      830      53537      SH       SOLE               53537

     DIME BANCORP INC NEW              COM        25429Q102     15233    387400      SH       SOLE              387400

           DT OCT 20                   OPT        2515669V9      249       530       PUT      SOLE                 530

  DURAMED PHARMACEUTICALS INC          COM        266354109     9253     457168      SH       SOLE              457168

           ELAN PLC                    RT         G29539148      380     2923733     SH       SOLE             2923733

          FCH DEC 15                   OPT        31430F9L7      42        600      CALL      SOLE                 600

      FIFTH THIRD BANCORP              COM        316773100     2721      44265      SH       SOLE               44265

   GALILEO INTERNATIONAL INC           COM        363547100     10667    510400      SH       SOLE              510400

            GPU INC                    COM        36225X100     30395    753100      SH       SOLE              753100

     HELLER FINANCIAL INC              COM        423328103     14628    277200      SH       SOLE              277200

         HON DEC 32.5                  OPT        4385169X6     1490      2160       PUT      SOLE                2160

      HONEYWELL INTL INC               COM        438516106     6098     230978      SH       SOLE              230978

        HOTJOBS COM INC                COM        441474103     5183     868200      SH       SOLE              868200

         IBP NOV 12.5                  OPT        4492239W8      24        940       PUT      SOLE                 940

          IBP NOV 15                   OPT        4492239W8      20       1000       PUT      SOLE                1000

      ILLUMINET HLDGS INC              COM        452334105     5700     148758      SH       SOLE              148758

  LOUIS DREYFUS NAT GAS CORP           COM        546011107     9993     256900      SH       SOLE              256900

          MAXTOR CORP                  COM        577729205      287      80299      SH       SOLE               80299

   MERISTAR HOSPITALITY CORP           COM        58984Y103     10402    986000      SH       SOLE              986000

        MICROSOFT CORP                 COM        594918104      878      17162      SH       SOLE               17162

  MITCHELL ENERGY & DEV CORP           COM        606592202     14846    296200      SH       SOLE              296200

   NIAGARA MOHAWK HLDGS INC            COM        653520106     13747    810100      SH       SOLE              810100

          NNS NOV 60                   OPT        6522289W9      30        250       PUT      SOLE                 250

          NNS NOV 65                   OPT        6522289W9      21        100       PUT      SOLE                 100

      ORION PWR HLDGS INC              COM        686286105     3585     140600      SH       SOLE              140600

    PACKARD BIOSCIENCE INC             COM        695172205     3802     480700      SH       SOLE              480700

          PEP OCT 90                   OPT        7474029V9       9        900       PUT      SOLE                 900

    R G S ENERGY GROUP INC             COM        74956K104     14656    378700      SH       SOLE              378700

          SCI SYS INC                  COM        783890106     13499    749951      SH       SOLE              749951

 SMITH CHARLES E RESDNTL RLTY          COM        832197107     17685    343400      SH       SOLE              343400

   SOUTHSIDE BANCSHARES CORP           COM        844700104      217      14400      SH       SOLE               14400

       SUIZA FOODS CORP                COM        865077101     3872      61330      SH       SOLE               61330

           T JAN 20                    OPT        OC999W9MO      399      2100       PUT      SOLE                2100

          TEXACO INC                   COM        881694103     29258    450127      SH       SOLE              450127

          TSN OCT 7.5                  OPT        9024949V7      16        640       PUT      SOLE                 640

ULTRAMAR DIAMOND SHAMROCK CORP         COM        904000106     16935    353250      SH       SOLE              353250

         WESTVACO CORP                 COM        961548104     3261     126900      SH       SOLE              126900

      WILLAMETTE INDS INC              COM        969133107     3704      82321      SH       SOLE               82321

  WISCONSIN CENT TRANSN CORP           COM        976592105     14854    869700      SH       SOLE              869700


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            55
                                                           --------------------

Form 13F Information Table Value Total:                         358,184
                                                           --------------------
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]